Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets [Line Items]
Amortization expense related to finite lived intangible assets	$ 5,769	$ 6,029	$ 4,925
Amortization of finite lived intangible assets for 2015	5,600
Amortization of finite lived intangible assets for 2016	5,600
Amortization of finite lived intangible assets for 2017	5,600
Amortization of finite lived intangible assets for 2018	5,600
Amortization of finite lived intangible assets for 2019	$ 5,600